Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Guarantor and Non-Guarantor Financial Statement [Abstract]
Schedule of Condensed Financial Statements [Table Text Block]

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$129.6	$1.0	$—	$135.6
Receivables:
Trade, less allowance for doubtful receivables	—	80.3	2.7	—	83.0
Intercompany receivables	—	2.6	0.2	(2.8)	—
Other	—	3.8	1.4	—	5.2
Inventories	—	158.8	8.7	—	167.5
Prepaid expenses and other current assets	—	79.0	1.1	—	80.1
Total current assets	5.0	454.1	15.1	(2.8)	471.4
Investments in and advances to unconsolidated affiliates	1,016.5	4.1	—	(1,020.6)	—
Property, plant, and equipment — net	—	341.8	12.3	—	354.1
Long-term intercompany receivables	10.2	—	2.8	(13.0)	—
Net asset in respect of VEBA(s)	—	158.0	—	—	158.0
Deferred tax assets — net	—	236.5	(0.1)	8.9	245.3
Intangible assets — net	—	4.0	—	—	4.0
Goodwill	—	3.1	—	—	3.1
Other assets	60.4	19.6	3.0	—	83.0
Total	$1,092.1	$1,221.2	$33.1	$(1,027.5)	$1,318.9
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$43.9	$6.9	$—	$50.8
Intercompany payable	—	0.2	2.6	(2.8)	—
Accrued salaries, wages, and related expenses	—	28.5	2.6	—	31.1
Other accrued liabilities	2.0	37.9	2.1	—	42.0
Payable to affiliate	—	17.1	—	—	17.1
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.0	128.9	14.2	(2.8)	142.3
Long-term intercompany payable	—	13.0	—	(13.0)	—
Long-term liabilities	60.0	58.1	16.6	—	134.7
Cash convertible senior notes	141.4	—	—	—	141.4
Other long-term debt	—	11.8	—	—	11.8
Total liabilities	203.4	211.8	30.8	(15.8)	430.2

Total stockholders’ equity	888.7	1,009.4	2.3	(1,011.7)	888.7
Total	$1,092.1	$1,221.2	$33.1	$(1,027.5)	$1,318.9
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$1,264.5	$133.6	$(96.8)	$1,301.3
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	1,128.6	125.4	(95.1)	1,158.9
Restructuring costs and other (benefits) charges	—	(0.3)	—	—	(0.3)
Depreciation and amortization	—	24.3	0.9	—	25.2
Selling, administrative, research and development, and general	1.8	56.3	6.2	(1.6)	62.7
Other operating (benefits) charges, net	—	0.1	(0.3)	—	(0.2)
Total costs and expenses	1.8	1,209.0	132.2	(96.7)	1,246.3
Operating (loss) income	(1.8)	55.5	1.4	(0.1)	55.0
Other (expense) income:
Interest expense	(16.2)	(1.8)	—	—	(18.0)
Other income (expense), net	4.0	0.4	(0.1)	—	4.3
(Loss) income before income taxes	(14.0)	54.1	1.3	(0.1)	41.3
Income tax provision	—	(21.8)	(0.6)	6.2	(16.2)
Earnings in equity of subsidiaries	39.1	0.8	—	(39.9)	—
Net income	$25.1	$33.1	$0.7	$(33.8)	$25.1

Comprehensive (loss) income	$(40.2)	$(32.2)	$0.7	$31.5	$(40.2)
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$1,046.9	$120.1	$(87.9)	$1,079.1
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	920.4	113.0	(86.6)	946.8
Restructuring costs and other (benefits) charges	—	(0.3)	—	—	(0.3)
Depreciation and amortization	—	19.0	0.8	—	19.8
Selling, administrative, research and development, and general	1.7	59.9	7.4	(1.3)	67.7
Other operating (benefits) charges, net	—	4.0	—	—	4.0
Total costs and expenses	1.7	1,003.0	121.2	(87.9)	1,038.0
Operating (loss) income	(1.7)	43.9	(1.1)	—	41.1
Other (expense) income:
Interest expense	(11.3)	(0.5)	—	—	(11.8)
Other income (expense), net	(4.8)	0.5	0.1	—	(4.2)
(Loss) income before income taxes	(17.8)	43.9	(1.0)	—	25.1
Income tax provision	—	(21.6)	0.7	7.8	(13.1)
Earnings in equity of subsidiaries	29.8	(0.3)	—	(29.5)	—
Net income (loss)	$12.0	$22.0	$(0.3)	$(21.7)	$12.0

Comprehensive income (loss)	$30.5	$41.4	$(1.2)	$(40.2)	$30.5
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$968.9	$88.5	$(70.4)	$987.0
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	753.4	81.7	(68.7)	766.4
Lower of cost or market inventory write-down	—	9.3	—	—	9.3
Impairment of investment in Anglesey	—	1.8	—	—	1.8
Restructuring costs and other charges	—	5.4	—	—	5.4
Depreciation and amortization	—	15.7	0.7	—	16.4
Selling, administrative, research and development, and general	1.4	64.1	5.6	(1.2)	69.9
Other operating (benefits) charges, net	—	0.1	(1.0)	—	(0.9)
Total costs and expenses	1.4	849.8	87.0	(69.9)	868.3
Operating (loss) income	(1.4)	119.1	1.5	(0.5)	118.7
Other (expense) income:
Other income (expense), net	0.1	(0.2)	—	—	(0.1)
(Loss) income before income taxes	(1.3)	118.9	1.5	(0.5)	118.6
Income tax provision	—	(48.2)	(0.9)	1.0	(48.1)
Earnings in equity of subsidiaries	71.8	—	—	(71.8)	—
Net income	$70.5	$70.7	$0.6	$(71.3)	$70.5

Comprehensive income	$92.6	$94.5	$(1.1)	$(93.4)	$92.6

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$22.0	$39.4	$1.4	$—	$62.8
Cash flows from investing activities:
Capital expenditures	—	(31.2)	(1.3)	—	(32.5)
Purchase of available for sale securities	—	(0.3)	—	—	(0.3)
Proceeds from disposal of property, plant and equipment	—	—	0.7	—	0.7
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Change in restricted cash	—	(1.0)	—	—	(1.0)
Net cash used in investing activities	—	(115.7)	(0.6)	—	(116.3)
Cash flows from financing activities:
Repayment of capital lease	—	(0.1)	—	—	(0.1)
Repayment of promissory notes	—	(8.3)	—	—	(8.3)
Cash paid for financing costs in connection with the revolving credit facility	—	(2.1)	—	—	(2.1)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	0.2	—	—	0.2
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(3.1)	—	—	—	(3.1)
Cash dividend paid to stockholders	(18.9)	—	—	—	(18.9)
Net cash used in financing activities	(22.0)	(10.3)	—	—	(32.3)
Net (decrease) increase in cash and cash equivalents during the period	—	(86.6)	0.8	—	(85.8)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$43.0	$1.8	$—	$49.8
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$(83.8)	$148.5	$1.6	$—	$66.3
Cash flows from investing activities:
Capital expenditures	—	(37.4)	(1.5)	—	(38.9)
Purchase of available for sale securities	—	(4.4)	—	—	(4.4)
Proceeds from disposal of property, plant and equipment	—	4.8	—	—	4.8
Cash payment for acquisition of manufacturing facility and related assets	—	(9.0)	—	—	(9.0)
Change in restricted cash	—	1.1	—	—	1.1
Net cash used in investing activities	—	(44.9)	(1.5)	—	(46.4)
Cash flows from financing activities:
Proceeds from issuance of cash convertible senior notes	175.0	—	—	—	175.0
Cash paid for financing costs in connection with issuance of cash convertible senior notes	(5.9)	—	—	—	(5.9)
Purchase of call option in connection with issuance of cash convertible senior notes	(31.4)	—	—	—	(31.4)
Proceeds from issuance of warrants	14.3	—	—	—	14.3
Repayment of promissory notes	—	(0.7)	—	—	(0.7)
Cash paid for financing costs in connection with the revolving credit facility	—	(2.7)	—	—	(2.7)
Repurchase of common stock	(44.2)	—	—	—	(44.2)
Cash dividend paid to stockholders	(19.0)	—	—	—	(19.0)
Net cash provided by (used in) financing activities	88.8	(3.4)	—	—	85.4
Net increase in cash and cash equivalents during the period	5.0	100.2	0.1	—	105.3
Cash and cash equivalents at beginning of period	—	29.4	0.9	—	30.3
Cash and cash equivalents at end of period	$5.0	$129.6	$1.0	$—	$135.6
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$19.6	$106.4	$1.7	$—	$127.7
Cash flows from investing activities:
Capital expenditures	—	(58.3)	(0.9)	—	(59.2)
Change in restricted cash	—	18.5	—	—	18.5
Net cash used in investing activities	—	(39.8)	(0.9)	—	(40.7)
Cash flows from financing activities:
Borrowings under the revolving credit facility	—	111.6	—	—	111.6
Repayment of borrowings under the revolving credit facility	—	(147.6)	—	—	(147.6)
Cash paid for financing costs in connection with the revolving credit facility	—	(1.2)	—	—	(1.2)
Excess tax deficiency upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	(0.1)	—	—	(0.1)
Cash dividend paid to stockholders	(19.6)	—	—	—	(19.6)
Net cash used in financing activities	(19.6)	(37.3)	—	—	(56.9)
Net increase in cash and cash equivalents during the period	—	29.3	0.8	—	30.1
Cash and cash equivalents at beginning of period	—	0.1	0.1	—	0.2
Cash and cash equivalents at end of period	$—	$29.4	$0.9	$—	$30.3